General Information - POSCO HOLDINGS INC.'S Shareholders (Detail) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of details of shareholders [line items]
Number of shares	84,571,230	87,186,835	87,186,835
Ownership (%)	100.00%
National Pension Service [member]
Disclosure of details of shareholders [line items]
Number of shares	7,706,725
Ownership (%)	9.11%
BlackRock Fund Advisors(*1)
Disclosure of details of shareholders [line items]
Number of shares	4,390,734
Ownership (%)	5.19%
Nippon Steel Corporation [Member]
Disclosure of details of shareholders [line items]
Number of shares	2,894,712
Ownership (%)	3.42%
Government of Singapore [Member]
Disclosure of details of shareholders [line items]
Number of shares	3,336,926
Ownership (%)	3.95%
FMR LLC (Fidelity Management&Research)
Disclosure of details of shareholders [line items]
Number of shares	2,783,481
Ownership (%)	3.29%
Others [member]
Disclosure of details of shareholders [line items]
Number of shares	63,458,652
Ownership (%)	75.04%